Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at orgination	297,824	297,824
Principal repayment and amortization	(25,900)	(23,471)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	271,828	274,257
Less: Current portion	(5,193)	(4,969)
Long term net investment in financing lease	266,635	269,288
Net investment in financing lease consists of:
Financing lease receivable	225,280	231,725
Discounted unguaranteed residual value	46,548	42,532
Net investment in financing lease at period end	$ 271,828	$ 274,257